Long-term debt, short-term borrowings, interest and other, net - Estimated Fair Value of Eurobonds (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt	€ 3,590.8	€ 4,561.8
Eurobonds
Debt Instrument [Line Items]
Long-term debt, gross	3,682.8	4,669.4
Debt instrument, face amount	3,750.0	4,750.0
Long-term debt	3,590.8	4,561.8
Amortized cost amount | Eurobonds
Debt Instrument [Line Items]
Carrying amount	3,740.3	4,736.9
Fair value interest rate swaps | Eurobonds
Debt Instrument [Line Items]
Carrying amount	€ (57.5)	€ (67.5)